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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2004

If amended report check here:      |_|                    Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding
                                       entries.

ASA (Bermuda) Limited
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

11 Summer Street, 4th Floor             Buffalo,          New York    14209-2256
--------------------------------------------------------------------------------
Business Address         (Street)       (City)            (State)          (Zip)


13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Robert J.A. Irwin     Chairman, President & Treasurer               716-883-2428
--------------------------------------------------------------------------------
Name                               (Title)                            (Phone)


                                                /s/ Robert J.A. Irwin
                                      ------------------------------------------
                                           (Manual Signature of Person Duly
                                           Authorized to Submit This Report)

                                         Buffalo, New York  February 1, 2005
                                      ------------------------------------------
                                              (Place and Date of Signing)


Report Type:

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total: $101,576
                                         (thousands)


List of Other Included Managers:

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filed (other than the one filing this report): (List in alphabetical order).

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.] None

                                    FORM 13F

                                INFORMATION TABLE

------------------------------------------------------------------------------------------------------------------------------------
ITEM 1                   ITEM 2      ITEM 3      ITEM 4      ITEM 5           ITEM 6              ITEM 7             ITEM 8
                                                   FAIR                  INVESTMENT DISCRETION                   VOTING AUTHORITY
                         TITLE                   MARKET    SHARES OR                    SHARED
NAME OF ISSUER            OF          CUSIP       VALUE    PRINCIPAL     SOLE   SHARED   OTHER     MANA-     SOLE    SHARED   NONE
                         CLASS       NUMBER     (x$1000)      AMOUNT     (A)     (B)      (C)      GERS      (A)      (B)      (C)
-----------------------------------------------------------------------------------------------------------------------------------


Barrick Gold        Commmon Stock   067901108    17,681     730,000 SH   Sole                              730,000
   Corporation

Compania de Minas
   Buenaventura     Sponsored ADR   204448104    20,610     900,000 SH   Sole                              900,000

Harmony Gold        Sponsored ADR   413216300    20,083   2,166,400 SH   Sole                            2,166,400
   Mining Limited

Newmont Mining      Common          651639106    23,110     520,368 SH   Sole                              520,368
   Corporation

Placer Dome, Inc.   Common          725906101    20,092   1,065,312 SH   Sole                            1,065,312